Note 3 - Summary of Significant Accounting Policies - Summary of Receivables (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ 73,073	$ 116,626
Allowance for doubtful debts	0	0
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 73,073	$ 116,626